Warrant liabilities- ECARX Warrants in connection with the Merger (Details) - Level 3 - ECARX Private Warrants	Jun. 30, 2025 yr $ / shares	Dec. 31, 2024 $ / shares yr
Risk-free rate of return (%)
Warrant liabilities
Warrants measurement input	0.0370	0.0427
Volatility
Warrant liabilities
Warrants measurement input	0.5850	0.5020
Expected dividend yield
Warrant liabilities
Warrants measurement input	0.000	0.000
Expected term
Warrant liabilities
Warrants measurement input | yr	2.5	3
Fair value of the underlying ordinary shares (in USD per share)
Warrant liabilities
Warrants measurement input | $ / shares	2.05	2.11